Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits
Schedule of group's employee welfare benefits expense	The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2018, 2019 and 2020 (in millions):

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Contributions to medical and pension schemes	788.7	903.4	769.4
Other employee benefits	548.6	631.8	766.8
	1,337.3	1,535.2	1,536.2